As filed with the U.S. Securities and Exchange Commission on December 21, 2015

Securities Act File No. 033-97598

Investment Company Act File No. 811-09102

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 455	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 457	☒

(Check appropriate box or boxes)

iShares, Inc.

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

1 Iron Street

Boston, MA 02210

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code (415) 670-2000

The Corporation Trust Incorporated

351 West Camden Street

Baltimore, MD 21201

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. WILLKIE FARR & GALLAGHER LLP 787 SEVENTH AVENUE NEW YORK, NY 10019-6099	DEEPA DAMRE, ESQ. BLACKROCK FUND ADVISORS 400 HOWARD STREET SAN FRANCISCO, CA 94105

Continuous

(December 21, 2015)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Fund, a series of iShares, Inc.:

iShares FactorSelect MSCI Emerging ETF

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 455 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 18th day of December, 2015.

iSHARES, INC.

By:
Manish Mehta*
President
Date: December 18, 2015

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 455 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Mark Wiedman*
Director
Date: December 18, 2015

John E. Martinez*
Director
Date: December 18, 2015

Cecilia H. Herbert*
Director
Date: December 18, 2015

Charles A. Hurty*
Director
Date: December 18, 2015

John E. Kerrigan*
Director
Date: December 18, 2015

Robert H. Silver*
Director
Date: December 18, 2015

Robert S. Kapito*
Director
Date: December 18, 2015

Madhav V. Rajan*
Director
Date: December 18, 2015

Jane D. Carlin*
Director
Date: December 18, 2015

/s/ Jack Gee
Jack Gee
Treasurer
Date: December 18, 2015

*By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact
Date: December 18, 2015

*	Powers of Attorney, each dated March 25, 2015, for Manish Mehta, Jane D. Carlin, Mark Wiedman, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, John E. Martinez, Madhav V. Rajan and Robert S. Kapito are incorporated herein by reference to Post-Effective Amendment No. 443, filed August 7, 2015.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase